SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Options (Details) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2023 boardMember shares	Nov. 30, 2022 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, granted in period (in shares)	74,246	1,088,932
Number of shares upon exercise of option		1
Number of board members | boardMember	2
Options, outstanding (in shares)			1,163,178	1,163,178
LTIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)	3 years	4 years
Lapse term	3 years	4 years
Employee stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized in the consolidated statement of income | $			$ 1.0	$ 1.7	$ 0.2
Total unrecognized compensation cost | $			$ 2.7	$ 3.7
Weighted average period of recognition for unrecognized compensation cost			2 years
Employee stock options | LTIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for grant (in shares)		1,088,932